Statement of Partners' Equity (Deficit) - USD ($)	Total	Limited Partner [Member]	General Partner [Member]
Balance at Jul. 08, 2013	$ 1,000	$ 990	$ 10
Ownership Percentage at Jul. 08, 2013		99.00%	1.00%
Net loss	(10,056)	$ (9,955)	$ (101)
Balance at Dec. 31, 2013	(9,056)	$ (8,965)	$ (91)
Ownership Percentage at Dec. 31, 2013		99.00%	1.00%
Net loss	(163,595)	$ (161,959)	$ (1,636)
Balance at Dec. 31, 2014	(172,651)	$ (170,924)	$ (1,727)
Ownership Percentage at Dec. 31, 2014		99.00%	1.00%
Net loss	(159,351)
Balance at Jun. 30, 2015	$ (332,002)